Equity Method Accounted Investees - Share of OCI (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) [1]	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Items that may be reclassified to consolidated net income:
Total	$ 361	$ 6,097	$ 2,369	$ 2,925
Items that may not be reclassified to consolidated net income in subsequent periods:
Remeasurements of the Net Defined Benefit Liability	$ 9	160	661	296
Equity investments
Items that may be reclassified to consolidated net income:
Fair value changes		(526)	(286)	32
Exchange differences on translation of foreign operation		6,623	2,655	2,893
Total		6,097	2,369	2,925
Items that may not be reclassified to consolidated net income in subsequent periods:
Remeasurements of the Net Defined Benefit Liability		$ 897	$ 267	$ 590

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3